Business Combination and Recapitalization	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Business Combinations [Abstract]
Business Combination and Recapitalization

Note 3 — Business Combination and Recapitalization

As discussed in Note 1, on December 18, 2019, HSAC completed the acquisition of ISL and acquired 100% of the ISL Shares for total consideration of $420.9 million, consisting of 42,080,376 shares of HSAC’s common stock and 10,000 shares of HSAC’s Series A preferred stock, in each case, valued at $10.00 per share (the deemed value of the shares issued pursuant to the Share Exchange Agreement). The Business Combination was accounted for as a reverse recapitalization whereby HSAC was treated as the “acquired” company for accounting purposes. This determination was primarily based on the fact that subsequent to the Business Combination, the Sellers have a majority of the voting power of the combined company, ISL will comprise all of the ongoing operations of the combined entity, a majority of the governing body of the combined company, and ISL’s senior management will comprise all of the senior management of the combined company. The Business Combination was accounted as the equivalent of ISL issuing stock for the net assets of HSAC, accompanied by a recapitalization. The net assets of HSAC were stated at historical cost with no goodwill or other intangible assets recorded. Reported amounts from operations included herein prior to the Business Combination are those of ISL. The shares, options and net loss per share available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination (0.48906624 Immunovant, Inc. shares for 1 ISL Share).

In connection with the Business Combination, the Company incurred direct and incremental costs of $2.8 million, consisting of legal, accounting, financial advisory and other professional fees, which are included in additional paid-in capital in the consolidated balance sheets as of June 30, 2020. The Company incurred additional financial advisory fees related to the Business Combination of $2.3 million, which are included in accumulated deficit within the consolidated balance sheets as of June 30, 2020.

Earnout Shares

Pursuant to the Share Exchange Agreement, the Sellers were entitled to receive up to an aggregate of 20,000,000 additional shares of the Company’s common stock (the “Earnout Shares”) if the volume-weighted average price of the Company’s shares equals or exceeds the following prices for any 20 trading days within any 30 trading-day period (the “Trading Period”) following December 18, 2019, the date of the closing of the Business Combination:

(i)	during any Trading Period prior to March 31, 2023, 10,000,000 Earnout Shares upon the achievement of a volume-weighted average price of at least $17.50 per share; and

(ii)

during any Trading Period prior to March 31, 2025, 10,000,000 Earnout Shares upon the achievement of a volume-weighted average price of at least $31.50 per share (each of (i) and (ii) are a “Milestone”).

On May 12, 2020, the Company issued 10,000,000 shares of common stock to the Sellers (including 8,773,969 shares of common stock issued to RSL) on achievement of first Milestone set forth above. See Note 8 – Stockholders’ Equity for additional details. The second Milestone set forth above has not yet been met.

In addition, if prior to March 31, 2025, (i) there is a change of control of the Company, (ii) any liquidation, dissolution or winding up of the Company is initiated, (iii) any bankruptcy, dissolution or liquidation proceeding is instituted by or against the Company, or (iv) the Company makes an assignment for the benefit of creditors or consents to the appointment of a custodian, receiver or trustee for all or substantial part of its assets or properties (each, an “Acceleration Event”), then any Earnout Shares that have not been previously issued by the Company (whether or not previously earned) shall be deemed earned and due by the Company to the Sellers, unless in a change of control, the value of the consideration to be received in exchange for a share of the Company’s common stock is lower than the share price threshold set forth in the second Milestone described above.

The Earnout Shares are indexed to the Company’s equity and meet the criteria for equity classification.

Sponsor Restricted Stock Agreement

In accordance with that certain restricted stock agreement, dated September 29, 2019, by and between HSAC and Health Sciences Holdings, LLC (the “Sponsor”), the Sponsor subjected 1,800,000 shares of its common stock based on the vesting of 900,000 shares for each milestone (“Sponsor Restricted Shares”) to potential forfeiture in the event that the Milestones (as defined above) are not achieved. On May 12, 2020, the Company achieved the first Milestone under the Share Exchange Agreement as described above and, as a result, 900,000 of the Sponsor Restricted Shares vested and are no longer subject to forfeiture. For accounting purposes, the remaining 900,000 of the Sponsor Restricted Shares are considered issued but not outstanding as of June 30, 2020.

In the event of an Acceleration Event (as defined above), the remaining 900,000 Sponsor Restricted Shares will vest and no longer be subject to forfeiture, unless in a change of control, the value of the consideration to be received in exchange for one share of common stock is lower than the share price threshold set forth in the second Milestone described above. Any Sponsor Restricted Shares that have not vested on or prior to March 31, 2025 will be forfeited by the Sponsor after such date.

Note 3 — Business Combination and Recapitalization

As discussed in Note 1, on December 18, 2019, HSAC completed the acquisition of ISL and acquired 100% of the ISL Shares in exchange for 42,080,376 shares of HSAC common stock issued to the Sellers and 10,000 shares of HSAC Series A preferred stock issued to RSL. The Business Combination was accounted for as a reverse recapitalization whereby HSAC was treated as the “acquired” company for accounting purposes. This determination was primarily based on the fact that subsequent to the Business Combination, the Sellers have a majority of the voting power of the combined company, ISL will comprise all of the ongoing operations of the combined entity, a majority of the governing body of the combined company, and ISL’s senior management will comprise all of the senior management of the combined company. The Business Combination was accounted as the equivalent of ISL issuing stock for the net assets of HSAC, accompanied by a recapitalization. The net assets of HSAC were stated at historical cost with no goodwill or other intangible assets recorded. Reported amounts from operations included herein prior to the Business Combination are those of ISL. The shares, options and net loss per share available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination (0.48906624 Immunovant, Inc. shares for 1 ISL Share).

The aggregate value of the consideration paid by HSAC in the Business Combination was $420.9 million, consisting of 42,080,376 shares of HSAC’s common stock and 10,000 shares of HSAC’s Series A preferred stock, in each case, valued at $10.00 per share (the deemed value of the shares issued pursuant to the Share Exchange Agreement). The closing price per share on the date of the closing of the Business Combination on December 18, 2019 was $13.88. As the Business Combination was accounted for as a reverse recapitalization, the $10.00 per share value is disclosed for informational purposes only in order to indicate the fair value of shares transferred. In addition, pursuant to the Share Exchange Agreement, all vested or unvested outstanding options to purchase common shares of ISL under its 2018 Equity Incentive Plan were automatically assumed by the Company and converted into options to purchase 4,408,287 shares of the Company’s common stock with no changes to the terms of the awards.

In connection with the Business Combination and Recapitalization, the Company incurred direct and incremental costs of $2.8 million, consisting of legal, accounting, financial advisory and other professional fees, which are included in additional paid-in capital in the combined and consolidated balance sheets as of March 31, 2020. The Company incurred additional financial advisory fees related to the Business Combination of $2.3 million that have been included in general and administrative expense within the accompanying combined and consolidated statements of operations for the year ended March 31, 2020.

Immediately after giving effect to the Business Combination, there were 56,455,376 shares of common stock issued, 54,655,376 shares of common stock outstanding, 10,000 shares of Series A preferred stock and 11,500,000 warrants to purchase 5,750,000 shares of common stock issued and outstanding.

Earnout Shares

The Sellers are entitled to receive up to an additional 20,000,000 shares of the Company’s common stock (the “Earnout Shares”) if the volume-weighted average price of the Company’s shares equals or exceeds the following prices for any 20 trading days within any 30 trading-day period (the “Trading Period”) following December 18, 2019, the date of the closing of the Business Combination:

(i)	during any Trading Period prior to March 31, 2023, 10,000,000 Earnout Shares upon the achievement of a volume-weighted average price of at least $17.50 per share; and

(ii)

during any Trading Period prior to March 31, 2025, 10,000,000 Earnout Shares upon the achievement of a volume-weighted average price of at least $31.50 per share (each of (i) and (ii) are a “Milestone”).

If prior to March 31, 2025, (i) there is a change of control of the Company, (ii) any liquidation, dissolution or winding up of the Company is initiated, (iii) any bankruptcy, dissolution or liquidation proceeding is instituted by or against the Company, or (iv) the Company makes an assignment for the benefit of creditors or consents to the appointment of a custodian, receiver or trustee for all or substantial part of its assets or properties (each, an “Acceleration Event”), then any Earnout Shares that have not been previously issued by the Company (whether or not previously earned) shall be deemed earned and due by the Company to the Sellers, unless in a change of control, the value of the consideration to be received in exchange for a share of the Company’s common stock is lower than the share price thresholds described above.

The Earnout Shares are indexed to the company’s equity and meet the criteria for equity classification. On May 12, 2020, the Company issued 10,000,000 shares of common stock to former stockholders of ISL, (including 8,773,969 shares of common stock issued to RSL) on achievement of first milestone earnout. See Note 12 – Subsequent Events for details related to first earnout milestone.

Sponsor Restricted Stock Agreement

In accordance with that certain restricted stock agreement, dated September 29, 2019, by and between HSAC and Health Sciences Holdings, LLC (the “Sponsor”), the Sponsor subjected 1,800,000 shares of its common stock based on the vesting of 900,000 shares for each milestone (“Sponsor Restricted Shares”) to potential forfeiture in the event that the Milestones (as defined above) are not achieved. In the event of an Acceleration Event (as defined above), all of such shares will vest and no longer be subject to forfeiture, unless in a change of control, the value of the consideration to be received in exchange for one share of common stock is lower than the applicable Milestone share price thresholds. Any shares that have not vested on or prior to March 31, 2025 will be forfeited by the Sponsor after such date.

For accounting purposes, the Sponsor Restricted Shares are considered issued but not outstanding as of March 31, 2020. On May 12, 2020, 900,000 shares of the Sponsor Restricted Shares vested and are no longer subject to forfeiture. See Note 12 – Subsequent Events for details related to Sponsor Restricted Stock Agreement.

Registration Rights

In May 2019, HSAC entered into a registration rights agreement with the Sponsor, pursuant to which the Sponsor was granted certain rights relating to the registration of securities of HSAC held by the Sponsor.

In September 2019, concurrent with the execution of the Share Exchange Agreement, HSAC, the Sponsor and the Sellers entered into an amended and restated registration rights agreement (the “Registration Rights Agreement”), which became effective as of the closing of the Business Combination. Under the Registration Rights Agreement, the Sponsor and the Sellers hold registration rights that obligate the Company to register for resale under the Securities Act of 1933, as amended (the “Securities Act”) all or any portion of the Registrable Securities (as defined in the Registration Rights Agreement) held by the Sponsor and the Sellers. Each of the Sponsor, RSL and stockholders holding a majority-in-interest of all such Registrable Securities will be entitled to make a written demand for registration under the Securities Act of all or part of their Registrable Securities, so long as such shares are not then restricted under certain lock-up agreements. Subject to certain exceptions, if the Company proposes to file a registration statement under the Securities Act with respect to the Company’s securities, under the Registration Rights Agreement, the Company will give notice to the Sponsor and the Sellers as to the proposed filing and offer such stockholders an opportunity to register the resale of such number of their Registrable Securities as they request in writing, subject to certain exceptions. In addition, subject to certain exceptions, such stockholders will be entitled under the Registration Rights Agreement to request in writing that the Company register the resale of any or all of their Registrable Securities on Form S-3 or any other registration statement that may be available at such time.

The Registration Rights do not meet the definition of a registration payment arrangement as there are no terms that require the Company to transfer consideration to the various securityholders if a registration statement is not declared effective or effectiveness is not maintained.

See Note 9 – Stockholders’ Equity for details of the Company’s capital stock prior to and subsequent to the Business Combination and Recapitalization transaction.